Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other creditors and accrued liabilities
Accruals and deferred income	$ 546	$ 419	$ 424
Payable to States (including taxes and duties)	6,861	5,786	5,455
Payroll	1,553	1,439	1,225
Other operating liabilities	13,286	10,135	9,616
Other creditors and accrued liabilities	22,246	17,779	16,720
Interim dividend payable, second quarter	1,911	1,883	1,592
Interim dividend payable, third quarter	$ 1,912	$ 1,912	$ 1,593